Average Annual Total Returns - LVIP BlackRock US Growth ETF Allocation Managed Risk Fund	Standard Class 1 year	Standard Class Since Inception	Standard Class Inception Date	Service Class 1 year	Service Class Since Inception	Service Class Inception Date	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) 1 year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) Since Inception	BlackRock U.S. Growth ETF Alloc Composite (reflects no deductions for fees, expenses or taxes) 1 year		BlackRock U.S. Growth ETF Alloc Composite (reflects no deductions for fees, expenses or taxes) Since Inception
Total	3.34%	7.98%	May 02, 2016	2.98%	7.61%	May 02, 2016	7.51%	4.00%	13.24%	[1]	11.32%	[1]

[1]	The BlackRock U.S. Growth ETF Allocation Composite, an unmanaged index compiled by the Fund’s Adviser, is constructed as follows: 30% Bloomberg Barclays U.S. Aggregate Bond Index, 29% S&P 500® Index , 25% MSCI USA Minimum Volatility Index, 7% S&P MidCap 400 Index, and 9% Russell 2000® Index. The BlackRock U.S. Growth ETF Allocation Composite shows how the Fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests. The performance of the BlackRock U.S. Growth ETF Allocation Composite does not reflect the impact of the risk management strategy used by the Fund. Such strategy would impact the returns shown.